Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non Cash Investing And Financing Activities [Abstract]
Acquisition of property, plant and equipment in trade payables	$ 4,131	$ 3,812
Acquisition of intangibles in trade payables and other current liabilities	4,075
Right-of-use assets obtained through new operating leases	9,583	18,871	$ 15,204
Addition of the Facility through Aztiq Convertible Bond	115,005
Non-cash issuance of Aztiq Convertible Bond	80,000
Equity issued through conversion of borrowings	$ 32,200	346,043	$ 30,000
Acquisition of other intangible assets through financing agreements		$ 461